REORGANIZATION (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 14, 2024	Jun. 30, 2025	Dec. 31, 2024	Nov. 14, 2024	Nov. 13, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Company stock, outstanding		4,481,069	3,000,000			0
Related party loans			$ 0			$ 17,073
Unaudited Pro Forma C Corp with Tax Accrual (Member)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Federal tax and state corporate taxes		23.00%	23.00%
Related party loans		$ 2,042,000	$ 2,042,000			$ 1,488,073
Coldchain Technology Services LLC [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Membership exchange percentage	100.00%
Share issued for membership interest	5,000,000
Company stock, outstanding				3,000,000	5,000,000